Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of shares to be delivered, Senior management (Details) - Senior Management - shares
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	72,734
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	71,294	176,704
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	370,522	728,200
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	966,680	1,824,824
Deferred conditional variable remuneration plan and linked to objectives (2022)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	1,430,464	2,320,032
Deferred conditional variable remuneration plan and linked to objectives (2023)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	1,395,815	0